Faegre Drinker Biddle & Reath LLP
320 South Canal Street

Suite 3300

Chicago, IL 60606
(202) 569-1181 (Phone)

(312) 569-3000 (Facsimile)
www.faegredrinker.com

September 10, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund Trust (the “Trust”)
Preliminary Proxy Materials
File Nos. 333-200168 and 811-23011

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find a copy of the Trust’s Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders (the “Special Meeting”) of the Penn Capital Short Duration High Income Fund, Penn Capital Opportunistic High Income Fund, Penn Capital Special Situations Small Cap Equity Fund and Penn Capital Mid Cap Core Fund (each, a “Fund” and collectively, the “Funds”), each Fund a series of the Trust, being held to (i) approve a new advisory agreement between the Trust, on behalf of each Fund, and Penn Capital Management Company, LLC (“Penn Capital”), each Fund’s current investment adviser, as a result of a transaction involving a change of control of Penn Capital; and (ii) consider any other business that may properly come before the Special Meeting or any adjournment thereof.

Questions and comments concerning the enclosed materials may be directed to me at (312) 569-1181.

Very truly yours,

/s/ Robert D. Bullington

Robert D. Bullington